Balance Sheets - Parenthetical - SDA Mill, Audited - USD ($)	Nov. 30, 2017	Dec. 31, 2016
Allowance for Doubtful Accounts Receivable	$ 36,329	$ 0
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	$ 886,298	$ 884,435